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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  SEPTEMBER 30, 2006
                                                ------------------


Check here if Amendment [X]; Amendment Number:  1
     This Amendment (Check only one.):  [X]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

 /S/ LAWRENCE S. PIDGEON      NEW YORK, NEW YORK     OCTOBER 24, 2006
 -----------------------      ------------------     ----------------
      [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          30
                                                 --

Form 13F Information Table Value Total:          $591,278
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                                                 (thousands)




List of Other Included Managers:                     NONE







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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (SEPTEMBER 31, 2006)
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NAME OF ISSUER                                     TITLE OF  CUSIP       MARKET VALUE   SHARE/PRN  SHARE/ PUT/  UNDERLYER   NOTIONAL
                                                   CLASS                 (USD)(x1000)      AMOUNT  PRN    CALL DESCRIPTION   VALUE
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
AARON RENTS INC A CMN CLASS A                        COM      002535300     2,810        133,800    SH
AARON RENTS INC CMN                                  COM      002535201    11,357        494,225    SH
AUTONATION, INC. CMN                                 COM      05329W102     1,006         48,142    SH
AUTOZONE, INC. CMN                                   COM      053332102    27,540        266,600    SH
BANK OF AMERICA CORP CMN                             COM      060505104    44,449        829,729    SH
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A            COM      084670108     3,640             38    SH
CARMAX INC CMN                                       COM      143130102     2,219         53,200    SH
CBS CORPORATION CMN CLASS B                          COM      124857202    45,424      1,612,500    SH
CLEAR CHANNEL COMMUNICATIONS CMN                     COM      184502102    36,827      1,276,500    SH
COCA-COLA CO CMN                                     COM      191216100    13,198        295,400    SH
COMMERCE BANCORP INC N.J. CMN                        COM      200519106     3,987        108,600    SH
CON-WAY INC CMN                                      COM      205944101     6,845        152,720    SH
COSTCO WHOLESALE CORPORATION CMN                     COM      22160K105     4,545         91,479    SH
DIRECTV GROUP INC CMN                                COM      25459L106    25,358      1,288,500    SH
HEALTH MANAGEMENT ASSOC. CL A CMN CLASS A            COM      421933102     2,995        143,300    SH
IHOP CORP NEW CMN                                    COM      449623107     2,494         53,800    SH
INTL SPEEDWAY CORP-CL A CMN CLASS A                  COM      460335201     8,538        171,300    SH
LEGGETT & PLATT INC CMN                              COM      524660107     4,318        172,500    SH
LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE     COM      53071M104    18,678        916,500    SH
LOWES COMPANIES INC CMN                              COM      548661107    25,591        912,000    SH
MC DONALDS CORP CMN                                  COM      580135101    80,849      2,066,700    SH
MERCURY GENERAL CORPORATION CMN                      COM      589400100     3,544         71,447    SH
MOHAWK INDUSTRIES INC COMMON STOCK                   COM      608190104    25,499        342,500    SH
PRE PAID LEGAL SERVICES INC CMN                      COM      740065107     5,403        136,200    SH
SEARS HOLDINGS CORPORATION CMN                       COM      812350106    20,903        132,219    SH
TARGET CORP CMN                                      COM      87612E106    87,560      1,584,800    SH
TYCO INTERNATIONAL LTD. CMN                          COM      902124106     3,303        118,000    SH
WAL MART STORES INC CMN                              COM      931142103    68,520      1,389,300    SH
WESTWOOD ONE INC CMN                                 COM      961815107     3,408        481,300    SH
WEYCO GROUP INC CMN                                  COM      962149100       470         21,000    SH
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                                                                          591,278
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